Cover	Jun. 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-29461
Entity Registrant Name	SEAFARER EXPLORATION CORP.
Entity Central Index Key	0001106213
Entity Tax Identification Number	90-0473054
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	14497 N. Dale Mabry Hwy.
Entity Address, Address Line Two	Suite 209N
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33618
City Area Code	(813)
Local Phone Number	448-3577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false